Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	Meehan Mutual Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001094457
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Meehan Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Meehan Focus Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees that the Fund incurs as a result of investing in certain pooled investment vehicles, such as mutual funds. Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and other distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three year period. The Fund normally invests at least 75% of its total assets in a focused portfolio of securities of no more than 25 issuers, including U.S. common stocks or securities convertible into common stock. To identify companies that Edgemoor Investment Advisors, Inc., the Fund’s investment adviser (“Adviser”), believes have significant growth potential, the Adviser employs a value-oriented approach to stock selection without restriction to a company’s market capitalization. The Adviser seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest up to 25% of its total assets in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange-traded funds (“ETFs”) and issuer-sponsored American Depository Receipts (“ADRs”). The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instrument (including those issued by U.S. government-sponsored enterprises, which may not be backed by the full faith and credit of the U.S. government) and money market funds. The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value or when the Adviser believes more attractive investment opportunities exist.

The Fund is non-diversified.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse impact on the Fund.

ADR Risk. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt.

ETF Risk. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. The Fund will indirectly bear the fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Focused Portfolio Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. An increase in interest rates may also dampen economic growth. Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to rising interest rates. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objective. The Fund may underperform other mutual funds with similar objectives.

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance from one year to another. The table shows what the Fund’s return would equal if you average out actual performance over various lengths of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance from one year to another. The table shows what the Fund’s return would equal if you average out actual performance over various lengths of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Over the ten year period depicted in the bar chart, the Fund’s highest quarterly return was 17.19% in the second quarter of 2009 and the Fund’s lowest quarterly return was -22.80% in the fourth quarter of 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Meehan Focus Fund | Meehan Focus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEFOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
One Year	rr_ExpenseExampleYear01	$ 104
Three Years	rr_ExpenseExampleYear03	326
Five Years	rr_ExpenseExampleYear05	566
Ten Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2007	rr_AnnualReturn2007	7.86%
Annual Return 2008	rr_AnnualReturn2008	(32.40%)
Annual Return 2009	rr_AnnualReturn2009	25.91%
Annual Return 2010	rr_AnnualReturn2010	10.21%
Annual Return 2011	rr_AnnualReturn2011	2.50%
Annual Return 2012	rr_AnnualReturn2012	10.29%
Annual Return 2013	rr_AnnualReturn2013	33.95%
Annual Return 2014	rr_AnnualReturn2014	6.29%
Annual Return 2015	rr_AnnualReturn2015	(4.79%)
Annual Return 2016	rr_AnnualReturn2016	5.66%
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 1999
Meehan Focus Fund | After Taxes on Distributions | Meehan Focus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 1999
Meehan Focus Fund | After Taxes on Distributions and Sales | Meehan Focus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 1999
Meehan Focus Fund | Standard & Poor’s 500 Total Return Stock Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 1999	[4]
Meehan Focus Fund | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.87%	[5]
5 Years	rr_AverageAnnualReturnYear05	17.07%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.51%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 1999	[5]

[1]	The Fund charges a redemption fee for redemption of Fund shares held for less than seven calendar days.
[2]	Acquired Fund Fees and Expenses are indirect fees that the Fund incurs as a result of investing in certain pooled investment vehicles, such as mutual funds. Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus.
[3]	The Fund commenced operations on December 10, 1999.
[4]	The Standard & Poor's 500 Total Return Stock Index is an unmanaged index of 500 U.S. stocks and represents the broad performance of the U.S. stock market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
[5]	The Nasdaq Composite Index measures all domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.